Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Investments (Detail) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Investments per the financial statements	$ 754,812,944	$ 648,984,825
Deemed distributions	(63,840)	(61,549)
Notes receivable from participants	9,037,921	8,196,913
Pending Settlement	1,946	0
Investments per the Form 5500	$ 763,788,971	$ 657,120,189